SIGNIFICANT ACCOUNTING POLICIES (Schedule of Stock-Based Compensation Assumptions) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Suboptimal exercise multiple, minimum	2.9	2.9	2.9
Suboptimal exercise multiple, maximum	3.5	3.5	3.5
Risk free interest rate, minimum	2.09%	0.80%	0.47%
Risk free interest rate, maximum	3.05%	2.20%	1.58%
Volatility, minimum	26.00%	27.00%	33.00%
Volatility, maximum	47.00%	49.00%	51.00%
Dividend yield	0.00%	0.00%	0.00%